Fair Value Measurements of Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended				3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Elkhorn and Canyon Fields (Member)	Dec. 31, 2012 East Texas Properties [Member]	Sep. 30, 2014 MEMP [Member]	Sep. 30, 2014 MEMP [Member]	Sep. 30, 2013 MEMP [Member] Maximum [Member]	Sep. 30, 2013 MEMP [Member] Maximum [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment of proved oil and natural gas properties	$ 67,181	$ 21	$ 6,600	$ 28,871	$ 8,000	$ 20,900	$ 67,200	$ 67,200	$ 100	$ 100